Intangible Royalty Assets, Net (Tables)	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Royalty Interests

The following schedules of the intangible royalty assets present the cost, accumulated amortization and net carrying value as of March 31, 2021 and December 31, 2020 (in thousands).

As of March 31, 2021	Cost	Accumulated amortization	Net carrying value
DPP-IV patents	$606,216	$583,221	$22,995

Total intangible royalty assets	$606,216	$583,221	$22,995

As of December 31, 2020	Cost	Accumulated amortization	Net carrying value
DPP-IV patents	$606,216	$577,550	$28,666

Total intangible royalty assets	$606,216	$577,550	$28,666

The following schedules of the intangible royalty assets present the cost, accumulated amortization and net carrying value as of December 31, 2020 and 2019 (in thousands).

As of December 31, 2020	Cost	Accumulated amortization	Net carrying value
DPP-IV patents	$606,216	$577,550	$28,666

Total intangible royalty assets	$606,216	$577,550	$28,666

As of December 31, 2019	Cost	Accumulated amortization	Net carrying value
DPP-IV patents	$606,216	$554,492	$51,724

Total intangible royalty assets	$606,216	$554,492	$51,724